GOODWILL AND OTHER INTANGIBLE ASSETS - OTHER INTANGIBLE ASSETS (Details2) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	May 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 10, 2017
Other intangible assets
Gross Value		$ 93,353		$ 93,353		$ 62,317	$ 61,750
Accumulated Amortization		58,002		58,002		50,731	41,910
Net Value		35,351		35,351		11,586	19,840
Amortization expense		2,600	$ 2,100	$ 7,300	$ 6,700	8,700	9,300
GRR Acquisition | Weighted-average
Other intangible assets
Useful life of acquired intangible asset				12 years 6 months
Resource Water Acquisition | Weighted-average
Other intangible assets
Useful life of acquired intangible asset				8 years 7 months 6 days
Customer relationships
Other intangible assets
Gross Value		80,131		$ 80,131		56,826	56,826
Accumulated Amortization		54,987		54,987		48,236	40,163
Net Value		25,144		$ 25,144		$ 8,590	16,663
Customer relationships | Minimum
Other intangible assets
Useful life of intangible asset				5 years		5 years
Customer relationships | Maximum
Other intangible assets
Useful life of intangible asset				7 years		7 years
Customer relationships | GRR Acquisition
Other intangible assets
Useful life of acquired intangible asset				13 years
Customer relationships | Resource Water Acquisition
Other intangible assets
Useful life of intangible asset				10 years
Noncompete agreements | Minimum
Other intangible assets
Useful life of intangible asset				3 years		3 years
Noncompete agreements | Maximum
Other intangible assets
Useful life of intangible asset				5 years		5 years
Noncompete agreements | GRR Acquisition
Other intangible assets
Useful life of acquired intangible asset				5 years
Noncompete agreements | Resource Water Acquisition
Other intangible assets
Useful life of intangible asset				3 years
Other
Other intangible assets
Gross Value		13,222		$ 13,222		$ 5,491	4,924
Accumulated Amortization		3,015		3,015		2,495	1,747
Net Value		$ 10,207		$ 10,207		$ 2,996	$ 3,177
Other | Minimum
Other intangible assets
Useful life of intangible asset				3 years		3 years
Other | Maximum
Other intangible assets
Useful life of intangible asset				8 years		8 years
Water rights | GRR Acquisition
Other intangible assets
Gross Value								$ 3,700
Patents
Other intangible assets
Gross Value	$ 1,900
Useful life of intangible asset	10 years